Trade and other payables - Supply Chain Financing (SCF) arrangements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities that are part of supplier finance arrangements
Disclosure of continuing involvement in derecognised financial assets [line items]
Trade and other payables	£ 11	£ 15
Financial liabilities that are part of supplier finance arrangements for which suppliers have received payment
Disclosure of continuing involvement in derecognised financial assets [line items]
Trade and other payables	£ 6	£ 8
Minimum
Disclosure of continuing involvement in derecognised financial assets [line items]
Payment due dates - Liabilities that are part of the arrangements	60 days	60 days
Payment due dates - Comparable trade payables that are not part of the arrangement	30 days	30 days
Maximum
Disclosure of continuing involvement in derecognised financial assets [line items]
Payment due dates - Liabilities that are part of the arrangements	125 days	125 days
Payment due dates - Comparable trade payables that are not part of the arrangement	125 days	125 days